General and Adminstrative Expenses	12 Months Ended
Mar. 31, 2025
General and Adminstrative Expenses [Abstract]
GENERAL AND ADMINSTRATIVE EXPENSES

13. GENERAL AND ADMINSTRATIVE EXPENSES

	For the years ended March 31,
	2023	2024	2025
	USD	USD	USD
Professional expenses	15,129	157,497	494,767
Audit fee	—	175,000	185,000
Depreciation expenses	169,283	147,767	190,540
Lease expenses	291,102	189,508	209,674
Payroll expense	604,090	3,007,987	3,564,075
Staff welfare	27,512	43,476	59,899
Travelling expense	74,889	31,119	25,420
Office expense	134,788	142,899	207,589
Bank charge	74,140	69,985	78,944
Insurance expenses	25,908	39,412	63,371
Entertainment expenses	43,420	43,178	61,217
License expenses	32,540	99,123	31,974
CECL provision (recoveries)	25,987	(8,782)	—
Inventory impairment provision	—	116,115	186,823
Impairment loss for marketable debt securities	60,754	42,291	—
Miscellaneous expenses	55,680	51,883	181,271
	1,635,222	4,348,458	5,540,564